Leases (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 23, 2022 HKD ($)	Mar. 23, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Term of lease	2 years	2 years
Monthly rental payment	$ 15	$ 2
Mortgage loans on real estate interest rate			5.63%
Operating lease expense	$ 15	$ 2
Continuing Operation
Monthly rental payment			$ 167	$ 166	$ 125
Operating lease expense			$ 167	$ 166	125
Discontinued Operation
Monthly rental payment					41
Operating lease expense					$ 41